SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 – SUBSEQUENT EVENTS

Second Step Offering - On March 7, 2016, the Boards of Directors of AF Mutual Holding Company, the Parent and the Bank adopted a Plan of Conversion (the “Plan”). Pursuant to the Plan, AF Mutual Holding Company will convert from the mutual holding company form of organization to the fully public form. AF Mutual Holding Company will be merged into the Parent, and AF Mutual Holding Company will no longer exist. The Parent will then merge into a new Maryland corporation named Bancorp 34, Inc. As part of the conversion, AF Mutual Holding Company’s ownership interest in the Parent will be offered for sale in a public offering. The existing publicly held shares of the Parent, which represent the remaining ownership interest in the Parent, will be exchanged for new shares of common stock of the new Maryland corporation.

The Plan provides for the establishment, upon the completion of the conversion, of special “liquidation accounts” for the benefit of certain depositors of the Bank in an amount equal to AF Mutual Holding Company’s ownership interest in the equity of the Parent as of the date of the latest balance sheet contained in the prospectus plus the value of the net assets of AF Mutual Holding Company as of the date of the latest statement of financial condition of AF Mutual Holding Company prior to the consummation of the conversion (excluding its ownership of the Parent). The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering.

Mortgage Banking Northwest Expansion – In February 2016, we expanded our physical mortgage origination footprint to Kirkland and Puyallup, Washington, Medford, Oregon and Tucson, Arizona with loan production offices and established mortgage origination teams in each market area.